Segment and geographical information (Details 3) (USD $) In Millions	3 Months Ended			9 Months Ended
	Sep. 30, 2011	Jun. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010
Operating segment - after eliminations (disaggregated)
Revenue	$ 16,741	$ 15,345	$ 14,496	$ 45,634	$ 31,274
Taxes on revenues	(380)	(356)	(394)	(1,071)	(910)
Net operating revenues	16,361	14,989	14,102	44,563	30,364
Costs and expenses	(6,970)	(6,263)	(5,570)	(17,520)	(13,649)
Operating profit	9,391	8,726	8,532	27,043	16,715
Depreciation, depletion and amortization	(1,018)	(979)	(696)	(2,954)	(2,187)
Operating income	8,373	7,747	7,836	24,089	14,528
Property, plant and equipment, net	84,273	91,677	78,697	84,273	78,697	83,096
Addition to property, plant and equipment	3,711	3,480	3,852	10,004	7,905
Investments	7,837	8,552	4,911	7,837	4,911	4,497
Bulk Material
Operating segment - after eliminations (disaggregated)
Revenue	12,763	11,682	11,257	33,964	23,603
Taxes on revenues	(229)	(224)	(204)	(638)	(529)
Net operating revenues	12,534	11,458	11,053	33,326	23,074
Costs and expenses	(3,803)	(3,355)	(3,070)	(10,119)	(7,724)
Operating profit	8,731	8,103	7,983	23,207	15,350
Depreciation, depletion and amortization	(439)	(438)	(379)	(1,311)	(1,112)
Operating income	8,292	7,665	7,604	21,896	14,238
Property, plant and equipment, net	36,764	40,312	33,930	36,764	33,930
Addition to property, plant and equipment	2,289	1,488	1,788	5,706	3,670
Investments	1,290	1,478	1,705	1,290	1,705
Bulk Material | Iron ore
Operating segment - after eliminations (disaggregated)
Revenue	10,136	9,102	8,725	26,525	17,907
Taxes on revenues	(139)	(134)	(108)	(383)	(265)
Net operating revenues	9,997	8,968	8,617	26,142	17,642
Costs and expenses	(2,500)	(2,157)	(1,982)	(6,393)	(5,089)
Operating profit	7,497	6,811	6,635	19,749	12,553
Depreciation, depletion and amortization	(349)	(347)	(325)	(1,053)	(947)
Operating income	7,148	6,464	6,310	18,696	11,606
Property, plant and equipment, net	30,800	33,602	29,523	30,800	29,523
Addition to property, plant and equipment	2,014	1,259	1,591	4,450	3,184
Investments	104	123	95	104	95
Bulk Material | Coal
Operating segment - after eliminations (disaggregated)
Revenue	285	256	217	695	529
Net operating revenues	285	256	217	695	529
Costs and expenses	(347)	(276)	(199)	(876)	(577)
Operating profit	(62)	(20)	18	(181)	(48)
Depreciation, depletion and amortization	(15)	(40)	(28)	(80)	(59)
Operating income	(77)	(60)	(10)	(261)	(107)
Property, plant and equipment, net	3,727	3,686	2,771	3,727	2,771
Addition to property, plant and equipment	189	218	58	795	210
Investments	290	262	203	290	203	223
Bulk Material | Pellets
Operating segment - after eliminations (disaggregated)
Revenue	2,158	2,122	2,082	6,158	4,475
Taxes on revenues	(76)	(73)	(81)	(210)	(211)
Net operating revenues	2,082	2,049	2,001	5,948	4,264
Costs and expenses	(789)	(778)	(774)	(2,407)	(1,730)
Operating profit	1,293	1,271	1,227	3,541	2,534
Depreciation, depletion and amortization	(57)	(31)	(23)	(124)	(81)
Operating income	1,236	1,240	1,204	3,417	2,453
Property, plant and equipment, net	1,951	2,678	1,325	1,951	1,325
Addition to property, plant and equipment	72		137	425	266
Investments	896	1,093	1,407	896	1,407
Bulk Material | Manganese
Operating segment - after eliminations (disaggregated)
Revenue	45	52	67	140	214
Taxes on revenues	(2)	(2)	1	(6)	(5)
Net operating revenues	43	50	68	134	209
Costs and expenses	(60)	(48)	(41)	(129)	(103)
Operating profit	(17)	2	27	5	106
Depreciation, depletion and amortization	(2)	(4)	(1)	(11)	(6)
Operating income	(19)	(2)	26	(6)	100
Property, plant and equipment, net	58	25	24	58	24
Addition to property, plant and equipment	1	1		2
Bulk Material | Ferroalloys
Operating segment - after eliminations (disaggregated)
Revenue	139	150	166	446	478
Taxes on revenues	(12)	(15)	(16)	(39)	(48)
Net operating revenues	127	135	150	407	430
Costs and expenses	(107)	(96)	(74)	(314)	(225)
Operating profit	20	39	76	93	205
Depreciation, depletion and amortization	(16)	(16)	(2)	(43)	(19)
Operating income	4	23	74	50	186
Property, plant and equipment, net	228	321	287	228	287
Addition to property, plant and equipment	13	10	2	34	10
Base Metals
Operating segment - after eliminations (disaggregated)
Revenue	2,287	2,230	1,919	7,266	5,181
Taxes on revenues		(1)	(23)	(23)	(46)
Net operating revenues	2,287	2,229	1,896	7,243	5,135
Costs and expenses	(1,727)	(1,625)	(1,443)	(4,938)	(3,987)
Operating profit	560	604	453	2,305	1,148
Depreciation, depletion and amortization	(379)	(350)	(224)	(1,086)	(879)
Operating income	181	254	229	2,732	269
Property, plant and equipment, net	31,887	34,007	30,551	31,887	30,551
Addition to property, plant and equipment	784	961	1,079	2,302	2,379
Investments	3,861	3,832	251	3,861	251
Base Metals | Nickel (co-products and by-products)
Operating segment - after eliminations (disaggregated)
Revenue	2,005	1,966	1,074	6,086	2,695
Net operating revenues	2,005	1,966	1,074	6,086	2,695
Costs and expenses	(1,482)	(1,411)	(758)	(4,043)	(2,056)
Operating profit	523	555	316	2,043	639
Depreciation, depletion and amortization	(360)	(326)	(206)	(1,024)	(691)
Operating income	163	229	110	1,019	(52)
Property, plant and equipment, net	28,128	29,801	27,719	28,128	27,719
Addition to property, plant and equipment	674	613	448	1,658	1,156
Investments	3	13	25	3	25
Base Metals | Copper concentrate
Operating segment - after eliminations (disaggregated)
Revenue	282	264	236	797	623
Taxes on revenues		(1)	(8)	(18)	(18)
Net operating revenues	282	263	228	779	605
Costs and expenses	(245)	(214)	(152)	(591)	(420)
Operating profit	37	49	76	188	185
Depreciation, depletion and amortization	(19)	(24)	(22)	(61)	(62)
Operating income	18	25	54	127	123
Property, plant and equipment, net	3,759	4,206	2,748	3,759	2,748
Addition to property, plant and equipment	110	348	566	628	1,097
Investments	132	133	74	132	74
Base Metals | Aluminum products.
Operating segment - after eliminations (disaggregated)
Revenue			609	383	1,863
Taxes on revenues			(15)	(5)	(28)
Net operating revenues			594	378	1,835
Costs and expenses			(533)	(304)	(1,511)
Operating profit			61	74	324
Depreciation, depletion and amortization			(4)	(1)	(126)
Operating income			57	73	198
Property, plant and equipment, net			84		84
Addition to property, plant and equipment			65	16	126
Investments	3,726	3,686	152	3,726	152
Fertilizers
Operating segment - after eliminations (disaggregated)
Revenue	1,037	867	802	2,691	1,077
Taxes on revenues	(63)	(53)	(53)	(174)	(74)
Net operating revenues	974	814	749	2,517	1,003
Costs and expenses	(767)	(621)	(716)	(1,992)	(946)
Operating profit	207	193	33	525	57
Depreciation, depletion and amortization	(129)	(129)	(48)	(375)	(72)
Operating income	78	64	(15)	150	(15)
Property, plant and equipment, net	9,589	10,570	8,500	9,589	8,500
Addition to property, plant and equipment	226	434	252	794	303
Fertilizers | Potash
Operating segment - after eliminations (disaggregated)
Revenue	80	68	87	210	207
Taxes on revenues	(3)	(3)	(5)	(10)	(11)
Net operating revenues	77	65	82	200	196
Costs and expenses	(97)	(66)	(53)	(232)	(138)
Operating profit	(20)	(1)	29	(32)	58
Depreciation, depletion and amortization	(8)	(18)	(9)	(33)	(22)
Operating income	(28)	(19)	20	(65)	36
Property, plant and equipment, net	1,864	1,846	208	1,864	208
Addition to property, plant and equipment	10	293		310	7
Fertilizers | Phosphates
Operating segment - after eliminations (disaggregated)
Revenue	707	586	556	1,829	670
Taxes on revenues	(27)	(22)	(25)	(77)	(35)
Net operating revenues	680	564	531	1,752	635
Costs and expenses	(516)	(404)	(524)	(1,328)	(627)
Operating profit	164	160	7	424	8
Depreciation, depletion and amortization	(77)	(62)	(33)	(226)	(42)
Operating income	87	98	(26)	198	(34)
Property, plant and equipment, net	6,130	7,132	6,521	6,130	6,521
Addition to property, plant and equipment	91	96	206	314	250
Fertilizers | Nitrogen
Operating segment - after eliminations (disaggregated)
Revenue	217	194	147	583	186
Taxes on revenues	(29)	(25)	(20)	(77)	(24)
Net operating revenues	188	169	127	506	162
Costs and expenses	(154)	(151)	(133)	(432)	(170)
Operating profit	34	18	(6)	74	(8)
Depreciation, depletion and amortization	(44)	(49)	(6)	(116)	(8)
Operating income	(10)	(31)	(12)	(42)	(16)
Property, plant and equipment, net	1,220	1,592	1,446	1,220	1,446
Addition to property, plant and equipment	125	45	46	170	46
Fertilizers | Others Fertilizers Products
Operating segment - after eliminations (disaggregated)
Revenue	33	19	12	69	14
Taxes on revenues	(4)	(3)	(3)	(10)	(4)
Net operating revenues	29	16	9	59	10
Costs and expenses			(6)		(11)
Operating profit	29	16	3	59	(1)
Operating income	29	16	3	59	(1)
Property, plant and equipment, net	375		325	375	325
Logistic
Operating segment - after eliminations (disaggregated)
Revenue	502	476	408	1,306	1,131
Taxes on revenues	(76)	(68)	(72)	(198)	(183)
Net operating revenues	426	408	336	1,108	948
Costs and expenses	(356)	(358)	(243)	(971)	(704)
Operating profit	70	50	93	137	244
Depreciation, depletion and amortization	(64)	(60)	(32)	(168)	(105)
Operating income	6	(10)	61	(31)	139
Property, plant and equipment, net	3,337	3,685	1,407	3,337	1,407
Addition to property, plant and equipment	212	229	54	537	103
Investments	621	706	673	621	673
Logistic | Railroads
Operating segment - after eliminations (disaggregated)
Revenue	358	357	308	965	845
Taxes on revenues	(61)	(54)	(57)	(160)	(144)
Net operating revenues	297	303	251	805	701
Costs and expenses	(269)	(277)	(184)	(743)	(526)
Operating profit	28	26	67	62	175
Depreciation, depletion and amortization	(52)	(45)	(27)	(134)	(86)
Operating income	(24)	(19)	40	(72)	89
Property, plant and equipment, net	1,296	1,464	1,138	1,296	1,138
Addition to property, plant and equipment	54	66	43	156	89
Investments	502	565	545	502	545
Logistic | Ports
Operating segment - after eliminations (disaggregated)
Revenue	144	119	100	341	281
Taxes on revenues	(15)	(14)	(15)	(38)	(39)
Net operating revenues	129	105	85	303	242
Costs and expenses	(87)	(81)	(59)	(228)	(165)
Operating profit	42	24	26	75	77
Depreciation, depletion and amortization	(12)	(15)	(5)	(34)	(16)
Operating income	30	9	21	41	61
Property, plant and equipment, net	522	739	269	522	269
Addition to property, plant and equipment	77	23	11	137	14
Logistic | Ships
Operating segment - after eliminations (disaggregated)
Revenue					5
Net operating revenues					5
Costs and expenses					(13)
Operating profit					(8)
Depreciation, depletion and amortization					(3)
Operating income					(11)
Property, plant and equipment, net	1,519	1,482		1,519
Addition to property, plant and equipment	81	140		244
Investments	119	141	128	119	128
Others
Operating segment - after eliminations (disaggregated)
Revenue	152	90	110	407	282
Taxes on revenues	(12)	(10)	(42)	(38)	(78)
Net operating revenues	140	80	68	369	204
Costs and expenses	(317)	(304)	(98)	(1,013)	(288)
Operating profit	(177)	(224)	(30)	(644)	(84)
Depreciation, depletion and amortization	(7)	(2)	(13)	(14)	(14)
Operating income	(184)	(226)	(43)	(658)	(103)
Property, plant and equipment, net	2,696	3,103	4,309	2,696	4,309
Addition to property, plant and equipment	200	368	679	665	1,450
Investments	2,065	2,536	2,282	2,065	2,282
Gain on Sale of Assets
Operating segment - after eliminations (disaggregated)
Costs and expenses				1,513
Operating profit				1,513
Operating income				$ 1,513